PHL Variable Accumulation Account II

Phoenix Portfolio AdvisorSM®

Supplement to Prospectus

This supplement should be read with the prospectus dated May 1, 2009 and the supplements dated October 20, 2009, December 9, 2009, December 30, 2009, February 17, 2010 and September 8, 2010.

The following changes are effective November 5, 2010:

1.	Virtus Investment Advisers, Inc. (“VIA”) has replaced Phoenix Variable Advisors, Inc. (“PVA”) as the investment advisor of the following series. The trust name and fund names for these series which were closed to new investment on September 8, 2010 have changed as follows:

Old Name	New Name
The Phoenix Edge Series Fund	Virtus Variable Insurance Trust
Phoenix Capital Growth Series	Virtus Capital Growth Series
Phoenix Growth and Income Series	Virtus Growth & Income Series
Phoenix Small-Cap Growth Series	Virtus Small-Cap Growth Series
Phoenix-Aberdeen International Series	Virtus International Series
Phoenix-Duff & Phelps Real Estate Securities Series	Virtus Real Estate Securities Series

2.	The following series merged and the surviving series is as follows:

Merging Series	Surviving Virtus Series
Phoenix Mid-Cap Growth Series	Virtus Small-Cap Growth Series

3.	In addition, the subadvisors for the surviving Virtus Series are as follows:

Series	Former Fund Subadvisor(s)	New Virtus Subadvisor
Virtus Capital Growth Series	Neuberger Berman Management LLC (“Neuberger”)	SCM Advisors, LLC, a VIA affiliate
Virtus Growth & Income Series	VIA	None (VIA will manage as advisor)
Virtus Small-Cap Growth Series	Neuberger	Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), a VIA affiliate
Virtus International Series	Aberdeen Asset Management Inc. (“Aberdeen”)	Aberdeen*
Virtus Real Estate Securities Series	Duff & Phelps Investment Management Co. (“Duff & Phelps”)	Duff & Phelps

Accordingly, the disclosure on page 1 of your prospectus and in “Appendix A – Investment Options” is revised to reflect these changes and any references to impacted series throughout your prospectus are revised to reflect the name of the appropriate surviving Virtus series.

Dated: November 23, 2010	Please keep this supplement for future reference.

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